Share-based payments - Outstanding DSUs Activity (Details) - Deferred Stock Units (DSU)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	4,309,528	4,131,229
Issued (in shares)	94,580	69,742
Settlement of RSUs/PSUs (in shares)	112,675	101,066
Dividends credited (in shares)	240,879	203,442
Settled (in shares)	(365,665)	(195,951)
Ending balance, outstanding (in shares)	4,391,997	4,309,528
Weighted average fair value at measurement date, other equity instruments granted | $	$ 55	$ 59